Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	DREYFUS INDEX FUNDS INC
Central Index Key	0000857114
Amendment Flag	false
Document Creation Date	Mar. 01, 2017
Document Effective Date	Mar. 01, 2017
Prospectus Date	Mar. 01, 2017
Dreyfus S&P 500 Index Fund | Dreyfus S&P 500 Index Fund
Prospectus:
Trading Symbol	PEOPX
Dreyfus Smallcap Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DISSX
Dreyfus Smallcap Stock Index Fund | Class I
Prospectus:
Trading Symbol	DISIX
Dreyfus International Stock Index Fund | Investor Shares
Prospectus:
Trading Symbol	DIISX
Dreyfus International Stock Index Fund | Class I
Prospectus:
Trading Symbol	DINIX